Segmental analysis - Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Segmental analysis
Assets	£ 694,235	£ 738,056	£ 738,056	£ 798,656
Liabilities	647,745	688,963	£ 688,963	749,252
Personal and Business Banking (PBB)
Segmental analysis
Assets	219,440	215,200		205,468
Liabilities	208,867	203,263		192,339
UK Personal & Business Banking
Segmental analysis
Assets	194,247	190,636		181,357
Liabilities	187,678	183,410		173,040
Ulster Bank RoI
Segmental analysis
Assets	25,193	24,564		24,111
Liabilities	21,189	19,853		19,299
Commercial and Private Banking (CPB)
Segmental analysis
Assets	165,225	169,835		169,031
Liabilities	129,472	132,193		131,114
Commercial Banking
Segmental analysis
Assets	143,242	149,545		150,453
Liabilities	100,918	105,144		104,441
Private Banking
Segmental analysis
Assets	21,983	20,290		18,578
Liabilities	28,554	27,049		26,673
RBS International
Segmental analysis
Assets	28,398	25,867		23,420
Liabilities	27,663	29,077		25,280
NatWest Markets
Segmental analysis
Assets	244,531	277,886		372,496
Liabilities	227,399	248,553		340,471
Central Items & other
Segmental analysis
Assets	36,641	49,268		28,241
Liabilities	£ 54,344	£ 75,877		£ 60,048